UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C. 20549

                           Form 13F

                     Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2002

Check here if Amendment [ ];          Amendment Number:___
         This Amendment (Check only one):     [ ] is a restatement.
                                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Berkshire Capital Holdings, Inc.
Address:  475 Milan Drive
          Suite 103
          San Jose, California 95134-2453

Form 13F File Number: 28-6289

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Malcolm R. Fobes III
Title:  President
Phone:  (408) 526-0707

Signature, Place, and Date of Signing:

/s/ Malcolm R. Fobes III   San Jose, California    8/15/02
------------------------   --------------------    -------
      [Signature]             [City, State]        [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



                        Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                      0
                                              -----------
Form 13F Information Table Entry Total:                24
                                              -----------
Form 13F Information Table Value Total:       $    40,302
                                              -----------
                                              (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                               Berkshire Capital Holdings, Inc.
                                                           FORM 13F
                                                        As of 6/30/02


                             TITLE OF             FAIR MARKET   SHARES/   SH/  PUT/   INVESTMENT    OTHER     ---------------------
 NAME OF ISSUER               CLASS     CUSIP    VALUE (000's)  PRN AMT   PRN  CALL   DISCRETION   MANAGERS    SOLE   SHARED   NONE
-----------------------------------------------------------------------------------------------------------------------------------
Altera Corp.                   COM    021441100        962      70,740    SH            SOLE                  70,740
Applied Materials, Inc.        COM    038222105      2,240     117,790    SH            SOLE                 117,790
ASM Lithography Holding N.V.   COM    N07059111      1,430      94,580    SH            SOLE                  94,580
Broadcom Corp.                 COM    111320107      1,944     110,810    SH            SOLE                 110,810
Brocade Comm Systems, Inc.     COM    111621108      2,524     144,391    SH            SOLE                 144,391
Cisco Systems, Inc.            COM    17275R102      1,666     119,425    SH            SOLE                 119,425
Emulex Corp.                   COM    292475209      1,889      83,930    SH            SOLE                  83,930
Integrated Device Technology   COM    458118106      2,622     144,515    SH            SOLE                 144,515
KLA-Tencor Corp.               COM    482480100      1,518      34,505    SH            SOLE                  34,505
Linear Technology Corp.        COM    535678106      2,176      69,230    SH            SOLE                  69,230
Marvell Technology Group       COM    G5876H105      1,378      69,290    SH            SOLE                  69,290
Maxim Integrated Products      COM    57772K101      2,576      67,205    SH            SOLE                  67,205
Microchip Technology, Inc.     COM    595017104      2,790     101,725    SH            SOLE                 101,725
Micron Technology, Inc.        COM    595112103      1,260      62,305    SH            SOLE                  62,305
Novellus Systems, Inc.         COM    670008101      2,954      86,875    SH            SOLE                  86,875
PMC-Sierra, Inc.               COM    69344F106        963     103,865    SH            SOLE                 103,865
Qlogic Corp.                   COM    747277101      1,961      51,460    SH            SOLE                  51,460
Semtech Corp.                  COM    816850101        364      13,630    SH            SOLE                  13,630
Siebel Systems, Inc.           COM    826170102      1,297      91,210    SH            SOLE                  91,210
Taiwan Semiconductor Mfg. Ltd. ADR    874039100      1,540     118,474    SH            SOLE                 118,474
Teradyne, Inc.                 COM    880770102      1,745      74,260    SH            SOLE                  74,260
United Microelectronics        ADR    910873207      1,532     208,380    SH            SOLE                 208,380
Xilinx, Inc.                   COM    983919101        972      43,350    SH            SOLE                  43,350

REPORT SUMMARY:                 24                  40,302
